RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2025
Related Party Transactions
RELATED PARTY TRANSACTIONS

	March 31, 2025	December 31, 2024

Entities controlled by directors (non-interest-bearing)	$116,369	$110,069
	$116,369	$110,069

Schedule of amounts charged by related parties

	2025	2024
Interest charged on amounts due to related parties	$—	$—
Rent charged by entities with common directors (note 13)	3,000	3,000
Office expenses charged by, and other expenses paid on behalf of the Company by a company with common directors (note 13)	3,000	3,500
	$6000	$6500